UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4627

Name of Registrant:	Vanguard Convertible Securities Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1:	Schedule of Investments

Vanguard Convertible Securities Fund
Schedule of Investments
February 29, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Convertible Bonds (79.4%)

Consumer Discretionary (4.0%)
1 American Real Estate	4.000%	8/15/2013	6,885	6,705
1 Iconix Brand Group	1.875%	6/30/2012	10,145	10,381
Interpublic	4.250%	3/15/2023	10,695	10,588
Sonic Automotive, Inc.	4.250%	11/30/2015	4,380	4,413
1 Stewart Enterprises	3.125%	7/15/2014	4,735	4,090

				36,177

Consumer Staples (3.7%)
1 Archer-Daniels-Midland Co.	0.875%	2/15/2014	9,870	11,992
Archer-Daniels-Midland Co.	0.875%	2/15/2014	4,420	5,370
Chattem Inc.	1.625%	5/1/2014	4,575	5,593
Molson Coors Brewing Co.	2.500%	7/30/2013	7,835	9,892

				32,847

Energy (11.3%)
Hornbeck Offshore Services	1.625%	11/15/2026	10,030	11,441
1 McMoRan Exploration Co.	5.250%	10/6/2011	3,510	4,265
McMoRan Exploration Co.	5.250%	10/6/2011	405	492
Nabors Industries Ltd.	0.940%	5/15/2011	7,175	7,148
Peabody Energy Corp.	4.750%	12/15/2041	5,970	7,291
Pennsylvania Virginia Co.	4.500%	11/15/2012	4,230	4,473
Pioneer Natural	2.875%	1/15/2038	4,855	5,134
St Mary Land & Exploration	3.500%	4/1/2027	11,065	11,189
Superior Energy Services, Inc.	1.500%	12/15/2026	7,170	8,021
1 Superior Energy Services, Inc.	1.500%	12/15/2026	3,440	3,849
Transocean Inc.	1.500%	12/15/2037	13,000	14,511
Transocean Inc.	1.500%	12/15/2037	3,290	3,672
Transocean Inc.	1.625%	12/15/2037	12,740	14,157
Trico Marine	3.000%	1/15/2027	4,620	5,273

				100,916

Financials (4.9%)
CapitalSource Inc.	3.500%	7/15/2034	2,950	2,430
CapitalSource Inc.	7.250%	7/15/2037	9,720	8,554
iStar Financial Inc.	5.228%	10/1/2012	2,600	2,066
Lehman Brothers Holdings	1.000%	5/14/2012	8,660	9,333
1 Nasdaq Stock Market Inc.	2.500%	8/15/2013	2,545	2,688
National Financial Partners	0.750%	2/1/2012	3,840	2,856
1 Prologis Inc.	2.250%	4/1/2037	8,695	8,075
1 Rayonier TRS Holdings Inc.	3.750%	10/15/2012	7,745	7,997

				43,999

Health Care (24.6%)
Affymetrix Inc.	3.500%	1/15/2038	4,585	4,579
1 Allergan, Inc.	1.500%	4/1/2026	10,095	11,369
Allergan, Inc.	1.500%	4/1/2026	5,955	6,707
American Medical Systems Holdings, Inc.	3.250%	7/1/2036	3,790	3,776
Amgen Inc.	0.125%	2/1/2011	2,475	2,292
Amgen Inc.	0.375%	2/1/2013	7,270	6,488
1 Chemed Corp.	1.875%	5/15/2014	4,655	4,003
Cubist Pharmaceuticals Inc.	2.250%	6/15/2013	12,115	11,146
Five Star Quality Care Inc.	3.750%	10/15/2026	4,645	3,733
Genzyme Corp.	1.250%	12/1/2008	15,485	17,479
1 Gilead Sciences Inc.	0.500%	5/1/2011	19,495	26,318
Gilead Sciences Inc.	0.500%	5/1/2011	1,745	2,356
Hologic Inc.	2.000%	12/15/2037	17,235	17,515
1 Integra Lifesciences	2.375%	6/1/2012	7,785	7,094
1 Inverness Medical Innovations Inc.	3.000%	5/15/2016	8,400	8,001
Invitrogen Corp.	1.500%	2/15/2024	11,520	11,621
Kendle International Inc.	3.375%	7/15/2012	3,540	4,102
1 Lincare Holdings Inc.	2.750%	11/1/2037	1,230	1,241
1 Medarex Inc.	2.250%	5/15/2011	3,645	3,695
Medarex Inc.	2.250%	5/15/2011	1,465	1,485
Medtronic Inc.	1.500%	4/15/2011	7,400	7,918
1 Medtronic Inc.	1.500%	4/15/2011	960	1,027
Protein Design Labs	2.000%	2/15/2012	3,705	3,510
SFBC International, Inc.	2.250%	8/15/2024	8,385	8,395
Sonosite Inc.	3.750%	7/15/2014	3,425	3,545
Teva Pharmaceutical Financial	1.750%	2/1/2026	15,895	18,816
Thoratec Corp.	1.379%	5/16/2034	4,220	2,463
1 TriZetto Group	1.125%	4/15/2012	3,577	3,836
TriZetto Group	1.125%	4/15/2012	2,345	2,515
TriZetto Group	2.750%	10/1/2025	5,805	7,039
1 Wilson Greatbatch	2.250%	6/15/2013	6,290	5,590

				219,654

Industrials (12.0%)
1 AAR Corp.	1.625%	3/1/2014	5,005	4,805
AAR Corp.	1.750%	2/1/2026	1,160	1,272
Albany International Corp.	2.250%	3/15/2026	2,355	2,320
1 Alliant Techsystems Inc.	2.750%	9/15/2011	6,830	8,538
AMR Corp.	4.500%	2/15/2024	3,670	3,716
1 Barnes Group Inc.	3.375%	3/15/2027	6,080	6,483
Barnes Group Inc.	3.375%	3/15/2027	980	1,045
Covanta Holding	1.000%	2/1/2027	10,645	12,362
1 DRS Technologies Inc.	2.000%	2/1/2026	8,465	9,354
1 General Cable Corp.	1.000%	10/15/2012	13,985	14,300
L-3 Communications Corp.	3.000%	8/1/2035	12,937	16,010
SunPower Corp.	0.750%	8/1/2027	4,130	4,543
Suntech Power Holdings	0.250%	2/15/2012	4,390	4,780
UAL Corp.	5.000%	2/1/2021	9,400	9,177
1 Waste Connections, Inc.	3.750%	4/1/2026	5,790	6,412
Waste Connections, Inc.	3.750%	4/1/2026	2,280	2,525

				107,642

Information Technology (16.2%)
1 Anixter International Inc.	1.000%	2/15/2013	2,235	2,671
CACI International Inc.	2.125%	5/1/2014	3,550	3,568
1 CACI International Inc.	2.125%	5/1/2014	1,990	2,000
Cadence Design	1.375%	12/15/2011	1,720	1,507
1 Cadence Design	1.375%	12/15/2011	111	97
Ciena Corp.	0.250%	5/1/2013	19,625	17,123
Digital River, Inc.	1.250%	1/1/2024	5,519	5,705
Equinix Inc.	2.500%	4/15/2012	12,730	12,078
Equinix Inc.	3.000%	10/15/2014	2,555	2,453
Euronet Worldwide, Inc.	1.625%	12/15/2024	9,190	8,788
Fair Isaac Corp.	1.500%	8/15/2023	5,450	5,321
FEI Co.	2.875%	6/1/2013	6,020	5,877
1 FEI Co.	2.875%	6/1/2013	45	44
Flextronics International Ltd.	1.000%	8/1/2010	15,360	15,091
1 Lawson Software Inc.	2.500%	4/15/2012	9,355	8,934
Lawson Software Inc.	2.500%	4/15/2012	3,060	2,922
1 Magma Design Automation Inc.	2.000%	5/15/2010	4,324	4,027
Magma Design Automation Inc.	2.000%	5/15/2010	235	219
ON Semiconductor	2.625%	12/15/2026	11,065	9,585
1 Powerwave Technologies I	3.875%	10/1/2027	5,780	3,771
Sybase Inc.	1.750%	2/22/2025	11,380	13,613
Symantec Corp.	0.750%	6/15/2011	15,630	17,056
1 Xilinx Inc.	3.125%	3/15/2037	2,260	1,961

				144,411

Materials(1.7%)
Coeur D'Alene	1.250%	1/15/2024	9,710	9,055
Graftech International	1.625%	1/15/2024	1,860	2,053
1 Kinross Gold	1.750%	3/15/2028	3,600	4,167

				15,275

Telecommunication Services (1.0%)
1 NII Holdings	3.125%	6/15/2012	7,255	6,294
NII Holdings	3.125%	6/15/2012	2,900	2,516

				8,810

Total Convertible Bonds
(Cost $705,184)				709,731

	Coupon	Shares	Market Value ($000)

Convertible Preferred Stocks (15.4%)

Auto & Transportation (0.4%)
Continental Airlines Financial Trust	6.000%	115,000	3,594

Consumer Discretionary (1.9%)
General Motors Corp.	6.250%	883,000	17,108

Energy (4.9%)
Bristow Group	5.500%	35,100	2,299
1 Chesapeake Energy Corp.	5.000%	147,400	19,162
Chesapeake Energy Corp.	5.000%	31,000	4,030
Goodrich Petroleum Corp.	5.375%	137,200	6,328
McMoran Exploration Co.	6.750%	86,700	10,326
Petroquest Energy	6.875%	28,200	1,785

			43,930

Financials (5.7%)
Aspen Insurance Holdings, Ltd.	5.625%	165,460	8,935
* Bank of America Corp	7.250%	22,150	23,703
Citigroup Inc.	6.500%	172,600	8,587
SLM Corp.	7.250%	6,290	6,390
Washington Mutual Inc.	7.750%	3,570	3,339

			50,954

Health Care (0.6%)
Schering-Plough Corp.	6.000%	24,100	4,973

Materials(0.5%)
Freeport-McMoRan, Inc.	6.750%	21,900	3,230
Vale Capital Ltd.	5.500%	22,100	1,483

			4,713
Telecommunication Services (1.4%)
Crown Castle International Corp.	6.250%	227,600	12,746

Total Convertible Preferred Stocks
(Cost $138,814)			138,018

Temporary Cash Investment (4.5%)

2 Vanguard Market Liquidity Fund
(Cost $40,164)	3.522%	40,163,740	40,164

Total Investments (99.3%)
(Cost $884,162)			887,913

Other Assets and Liabilities-Net (.7%)			5,022

Net Assets (100%)			892,935

*	New issue that has not paid a dividend as of February 29, 2008.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008 the aggregate value of these securities was $235,236,000, representing 26.3% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 29, 2008, the cost of investment securities for tax purposes was $884,162,000. Net unrealized appreciation of investment securities for tax purposes was $3,751,000, consisting of unrealized gains of $44,375,000 on securities that had risen in value since their purchase and $40,624,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of February 29, 2008:

Valuation Inputs	Investments in Securities ($000)

Level 1- Quoted Prices	178,183

Level 2- Other Significant Observable Inputs	709,730

Level 3- Significant Unobservable Inputs

Total	887,913

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.